Leases (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
2015		$ 44,790
2016		33,978
2017		23,609
2018		16,483
2019		13,785
Thereafter		16,638
Total Due		149,283
Rent expense		72,164	$ 75,348	$ 74,849
Real Estate
Operating Leased Assets [Line Items]
2015		30,233
2016		25,892
2017		19,205
2018		14,725
2019		13,004
Thereafter		16,148
Total Due		119,207
Vehicles and Equipment
Operating Leased Assets [Line Items]
2015	[1]	14,557
2016	[1]	8,086
2017	[1]	4,404
2018	[1]	1,758
2019	[1]	781
Thereafter	[1]	490
Total Due	[1]	$ 30,076
Minimum | Vehicles and Equipment
Operating Leased Assets [Line Items]
Term of operating lease		36 months
Maximum | Vehicles and Equipment
Operating Leased Assets [Line Items]
Term of operating lease		60 months

[1]	The Company leases vehicles with contractual terms of 36 to 60 months that are cancellable after 12 months without penalty. Future minimum lease payments reflect only the minimum payments during the initial 12-month non-cancellable term.